Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income (loss) for the year	$ 319,509	$ (124,842)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization and depreciation	70,060	35,651
Stock-based compensation	246,940	158,456
Amortization of debt discount and offering costs	8,756	0
Impairment of right-of-use assets and leasehold improvements	31,623	0
Provision for transaction and loan losses	27,282	17,946
Deferred income taxes	(41,998)	(37,918)
Unrealized gain on equity and other investments	(135,193)	0
Unrealized foreign exchange (gain) loss	(1,689)	3,181
Changes in operating assets and liabilities:
Trade and other receivables	(29,146)	(56,181)
Merchant cash advances, loans and related receivables	(112,721)	(74,211)
Other current assets	(11,404)	(12,401)
Non-cash consideration received in exchange for services	(24,710)	0
Accounts payable and accrued liabilities	118,588	82,529
Income tax assets and liabilities	(105,890)	64,648
Deferred revenue	66,155	12,305
Lease assets and liabilities	(1,204)	1,452
Net cash provided by operating activities	424,958	70,615
Cash flows from investing activities
Purchase of marketable securities	(5,600,207)	(2,718,604)
Maturity of marketable securities	3,721,405	2,477,038
Purchase of equity and other investments	(11,051)	0
Acquisitions of property and equipment	(41,733)	(56,759)
Acquisitions of intangible assets	(262)	(5,638)
Acquisition of businesses, net of cash acquired	0	(265,512)
Net cash used in investing activities	(1,931,848)	(569,475)
Cash flows from financing activities
Proceeds from public offering, net of issuance costs	2,578,591	688,014
Proceeds from convertible senior notes, net of underwriting fees and offering costs	907,950	0
Proceeds from the exercise of stock options	70,809	48,337
Net cash provided by financing activities	3,557,350	736,351
Effect of foreign exchange on cash and cash equivalents	3,221	1,742
Net increase in cash and cash equivalents	2,053,681	239,233
Cash and cash equivalents – Beginning of Year	649,916	410,683
Cash and cash equivalents – End of Year	2,703,597	649,916
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities included in cash flows from operating activities	21,753	15,611
Lease liabilities arising from obtaining right-of-use assets	29,820	153,053
Acquired property and equipment remaining unpaid	$ 1,881	$ 7,878